Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
Components of property and equipment consisted of the following:

	December 31, 2018	December 31, 2019
	(in thousands)
Land	$790	$790
Building	7,819	8,285
Software	102,259	109,546
Computers and office equipment	157,396	187,056
Furniture and fixtures	19,258	18,918
Leasehold improvements	20,215	20,469
Construction in process	12,314	5,850
Property and equipment—at cost	320,051	350,914
Less accumulated depreciation	(227,776)	(264,989)
Property and equipment—net	$92,275	$85,925

Summary of Software Assets under Financed Equipment
As of December 31, 2018 and 2019, the Company’s software shown in the above table included the software assets under financed equipment was as follows:

	December 31, 2018	December 31, 2019
	(in thousands)
Software	$16,715	$16,715
Less accumulated depreciation	(6,221)	(11,989)
Financed equipment—net	$10,494	$4,726

Summary of Future Minimum Lease Payments under Financed Equipment
At December 31, 2019, the expected future minimum lease payments under financed equipment discussed above were approximately as follows:

Amount
(in thousands)
2020	$828
2021	—
Total minimum lease payments	828
Less amounts representing interest	(38)
Present value of financed equipment	$790
Current portion	790
Long-term portion	—